LEASES (Tables)	6 Months Ended
Jun. 30, 2022
LEASES
Summary of operating lease right-of-use assets and liabilities

Operating Lease Assets	June 30,	December 31,
	2022	2021
Main offices operating lease assets - initial measurement	$—	$479,744
Less: accumulated amortization	—	(275,382)
Foreign exchange effects	—	19,765
Operating Lease Assets, net	$—	$224,127

Operating Lease Liabilities
Total operating lease liabilities - initial measurement	$—	$479,744
Accrued interest	—	41,124
Accumulated payment to liabilities	—	(316,506)
Foreign exchange effects	—	19,765
Total operating lease liabilities	—	224,127
Less: operating lease liabilities, current	—	(162,735)
Long-term Operating Lease Liabilities	$—	$61,392